Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable:
Trade	$ 192,962	$ 216,941
Other	30,324	31,332
Accounts payable	223,286	248,273
Accrued liabilities:
Payroll and employee benefit costs	55,986	48,267
Other	94,969	109,767
Accrued liabilities	$ 150,955	$ 158,034